Stockholders' Deficiency (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended	8 Months Ended	12 Months Ended
	Feb. 14, 2017	Dec. 31, 2018	Oct. 31, 2018	Jan. 31, 2018	Jun. 30, 2017	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized		75,000,000					75,000,000	75,000,000
Common stock, par value		$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000					20,000,000	20,000,000
Preferred stock, par value		$ 0.01					$ 0.01	$ 0.01
Preferred stock, shares issued
Shares reserved for future issuance		57,019,880					57,019,880
Number of common stock issued for services, value							$ 80,188	$ 588,592
Stock based compensation expenses							2,399,385	3,600,804
Warrant modification charge							$ 3,100	$ 114,821
Exercise prices of stock options							$ 1.81
Consultant [Member]
Warrant term		5 years			5 years	5 years	5 years	5 years
Warrants to purchase common stock		75,000			20,000	35,000	75,000	25,000
Exercise price per share		$ 2.00			$ 4.50	$ 4.00	$ 2.00	$ 4.00
Number of common stock issued for services							35,000	10,000
Number of common stock issued for services, value							$ 52,500	$ 20,000
Stock based compensation expenses					$ 30,440	$ 56,434	$ 46,658	$ 40,763
Common Stock And Warrant Offerings [Member]
Number of common stock shares issued								361,335
Fair value adjustment of warrants								$ 601,595
Common Stock and Warrant Offering [Member]
Number of common stock shares issued							70,000
Warrant term		5 years					5 years	5 years
Warrants to purchase common stock		70,000					70,000	371,335
Exercise price per share		$ 3.50					$ 3.50	$ 4.00
Fair value adjustment of warrants							$ 87,300
Common Stock and Warrant Offering [Member] | Investor [Member]
Aggregate gross proceeds of warrants							175,000	$ 1,084,000
Stock Warrants [Member] | Consultant [Member]
Warrant term								5 years
Warrants to purchase common stock								25,000
Exercise price per share								$ 4.00
Stock based compensation expenses								$ 40,275
Stock Warrants [Member] | Consultant [Member] | Consulting Agreement [Member]
Stock based compensation expenses							137,956	$ 167,912
Unrecognized stock-based compensation expense
Warrant Modifications and Exercises [Member]
Exercise price per share								$ 2.00
Aggregate gross proceeds of warrants								$ 821,250
Stock issued pursuant to warrant exercises								410,625
Warrant modification charge								$ 6,618
Warrant Modifications and Exercises [Member] | Warrant [Member]
Warrant term		2 years					2 years
Warrants to purchase common stock		207,084					207,084
Exercise price per share		$ 2.00					$ 2.00
Aggregate gross proceeds of warrants							$ 414,168
Warrant Modifications and Exercises [Member] | Additional Two-Year Warrants [Member]
Warrant term								2 years
Warrants to purchase common stock								102,656
Exercise price per share		$ 4.00					$ 4.00	$ 4.00
Number of warrants issued							51,771
Warrant Modifications and Exercises [Member] | Investor [Member]
Warrants to purchase common stock		10,000					10,000	50,000
Aggregate gross proceeds of warrants								$ 175,000
Warrant modification charge							$ 3,100	$ 4,500
Number of eliminated shares								35,000
Warrant expiration term							The expiration date of the warrant was extended from May 2021 to May 2023.
Warrant Modifications and Exercises [Member] | Lender [Member]
Warrants to purchase common stock								53,291
Exercise price per share								$ 4.00
Warrant modification charge								$ 18,962
Warrant expiration term								The expiration dates of the warrants were extended from dates ranging between December 31, 2017 through December 29, 2021 to new expiration dates ranging between December 31, 2019 and June 28, 2022.
Number of warrants reduced as consideration								1,219,444
Warrant Modifications and Exercises [Member] | Lender [Member] | Exercise Price Reduced [Member]
Warrants to purchase common stock								1,233,931
Warrant Modifications and Exercises [Member] | Related Party [Member]
Warrants to purchase common stock		844,444					844,444
Warrant modification charge							$ 244,889
Warrant expiration term							The expiration dates of the warrants were extended from December 2018 to December 2019.
Warrants [Member]
Weighted average estimated fair value of warrants granted per share							$ 1.06	$ 1.54
Stock Option [Member]
Weighted average estimated fair value of options granted per share							$ 1.60	2.75
Number of option to purchase shares	1,219,450	110,000	110,000
Exercise prices of stock options	$ 4.70	$ 1.23	$ 1.23
Incremental value of modified stock options	$ 430,394
Grant date value of vested option		$ 125,800	$ 125,800
Stock option term		10 years	10 years
Stock Option [Member] | Employees Directors and Advisor Member [Member]
Weighted average estimated fair value of options granted per share								$ 1,117,000
Number of options vested during period								283,336
Grant date value of vested option								$ 3,070,600
Stock option term								10 years
Shares vested term								3 years
Stock Option [Member] | Employees Directors and Advisor Member [Member] | One Year Anniversary [Member]
Number of options expected to be vested			295,002					372,338
Stock Option [Member] | Employees Directors and Advisor Member [Member] | Two Year Anniversary [Member]
Number of options expected to be vested			295,000					372,338
Stock Option [Member] | Employees Directors and Advisor Member [Member] | Three Year Anniversary [Member]
Number of options expected to be vested			78,331					88,994
Stock Option [Member] | Employees Directors Member [Member]
Number of option to purchase shares			885,000
Exercise prices of stock options			$ 1.23
Number of options vested during period			216,667
Grant date value of vested option			$ 943,100
Stock option term			10 years
Shares vested term			3 years
Stock Option [Member] | Consultant [Member]
Number of option to purchase shares				10,000
Exercise prices of stock options				$ 3.20
Stock option term				10 years
Shares vested term				3 years
Stock option grant date fair value				$ 33,700
Stock Option [Member] | Former Senior VP [Member]
Number of option to purchase shares				500,000
Exercise prices of stock options				$ 3.40
Stock option grant date fair value				$ 1,491,300
Minimum [Member] | Warrant And Option Valuation [Member]
Estimated forfeitures related to option grants at an annual rate							0.00%
Minimum [Member] | Warrant Modifications and Exercises [Member]
Exercise price per share								$ 4.00
Minimum [Member] | Warrant Modifications and Exercises [Member] | Warrant [Member]
Exercise price per share		$ 4.00					$ 4.00
Minimum [Member] | Warrant Modifications and Exercises [Member] | Investor [Member]
Exercise price per share		4.00					4.00	$ 3.50
Minimum [Member] | Warrant Modifications and Exercises [Member] | Related Party [Member]
Exercise price per share		4.00					4.00
Minimum [Member] | Stock Option [Member]
Exercise prices of stock options	$ 5.70
Minimum [Member] | Stock Option [Member] | Employees Directors and Advisor Member [Member]
Number of option to purchase shares								2.80
Maximum [Member] | Warrant And Option Valuation [Member]
Estimated forfeitures related to option grants at an annual rate								5.00%
Maximum [Member] | Warrant Modifications and Exercises [Member]
Exercise price per share								$ 30.00
Maximum [Member] | Warrant Modifications and Exercises [Member] | Warrant [Member]
Exercise price per share		5.00					5.00
Maximum [Member] | Warrant Modifications and Exercises [Member] | Investor [Member]
Exercise price per share		5.00					5.00	$ 30.00
Maximum [Member] | Warrant Modifications and Exercises [Member] | Related Party [Member]
Exercise price per share		$ 1.50					$ 1.50
Maximum [Member] | Stock Option [Member]
Exercise prices of stock options	$ 30.00
Maximum [Member] | Stock Option [Member] | Employees Directors and Advisor Member [Member]
Number of option to purchase shares								3.35
2010 Equity Participation Plan [Member] | Minimum [Member]
Common stock, shares authorized		4,250,000					4,250,000
2010 Equity Participation Plan [Member] | Maximum [Member]
Common stock, shares authorized		10,000,000					10,000,000